SUBSIDIARIES - Schedule Of Non-Controlling Interests In Subsidiaries With Significant Non-Controlling Interests (Details)	Dec. 31, 2019	Dec. 31, 2018
Brookfield Property Partners L.P. (“BPY”)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	44.80%	46.20%
Brookfield Renewable Partners L.P. (“BEP”)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	39.50%	39.50%
Brookfield Infrastructure Partners L.P. (“BIP”)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	70.40%	70.50%
Brookfield Business Partners L.P. (“BBU”)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	37.30%	32.00%